UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	November 14, 2011

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	146,484,000

List of Other Included Managers:
NONE
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
Name Of Issuer               Title of Class  Cusip     Value (x100 Shr/PrnSH/PRN  PUT/CALLInvestmOther MaSole    Shared  Other
AFLAC INC                    COM               001055102       2691     77,000SH              Sole       77000
AGNICO-EAGLE MINES LTD       COM               008474108        595     10,000SH              Sole       10000
ALLEGHANY CORP DEL           COM               017175100       5568     19,300SH              Sole       19300
ASSURED GUARANTY LTD         COM               G0585R106       1906    173,400SH              Sole      173400
BERKSHIRE HATHAWAY INC DEL   CL A              084670108      10146         95SH              Sole          95
DEVON ENERGY CORP NEW        COM               25179M103       5877    106,000SH              Sole      106000
EXXON MOBIL CORP             COM               30231G102       6900     95,000SH              Sole       95000
FEDEX CORP                   COM               31428X106       1963     29,000SH              Sole       29000
BLOCK H & R INC              COM               093671105       3993    300,000SH              Sole      300000
HILLENBRAND INC              COM               431571108       3332    181,100SH              Sole      181100
INGERSOLL- RAND PLC          SHS               G47791101       3986    141,900SH              Sole      141900
ISHARES GOLD TRUST           ISHARES           464285105       1583    100,000SH              Sole      100000
KINROSS GOLD CORP            COM NO PAR        496902404        370     25,000SH              Sole       25000
LABORATORY CORP AMER HLDGS   COM NEW           50540R409       9296    117,600SH              Sole      117600
LEXMARK INTL NEW             CL A              529771107        343     12,700SH              Sole       12700
MARKET VECTORS ETF TR        GOLD MINER ETF    57060U100        745     13,500SH      CALL    Sole       13500
MARKET VECTORS ETF TR JR     JR GOLD MINERS E  57060U589        211      7,500SH      CALL    Sole        7500
MICROSOFT CORP               COM               594918104       5974    240,000SH              Sole      240000
NVR INC                      COM               62944T105       9060     15,000SH              Sole       15000
REPUBLIC SVCS INC            COM               760759100      10570    376,700SH              Sole      376700
RYANAIR HLDGS PLC            SPONSORED ADR     783513104       5150    200,000SH              Sole      200000
SPDR GOLD TRUST              GOLD SHS          78463V107       7903     50,000SH              Sole       50000
SPROTT PHYSICAL GOLD TRUST   UNIT              85207H104        842     60,000SH              Sole       60000
TRAVELERS COMPANIES INC      COM               89417E109       9137    187,500SH              Sole      187500
US BANCORP DEL               COM NEW           902973304       8474    360,000SH              Sole      360000
VISTA GOLD CORP              COM NEW           927926303        719    215,400SH              Sole      215400
WASTE MANAGEMENT INC DEL     COM               94106L109       6352    195,100SH              Sole      195100
WELLPOINT INC                COM               94973V107      13056    200,000SH              Sole      200000
WELLS FARGO & CO NEW         COM               949746101       4824    200,000SH              Sole      200000
WESTERN DIGITAL CORP         COM               958102105       4030    156,700SH              Sole      156700
YAMANA GOLD INC              COM               98462Y100        888     65,000SH              Sole       65000